SUMMARY OF WARRANT ACTIVITY (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Weighted average exercise price, beginning balance		$ 233.28	$ 28.51
Weighted average exercise price, granted		134.96	193.92
Weighted average exercise price, forfeited
Weighted average exercise price, converted		247.88	210.03
Weighted average exercise price, exercised			0.10
Weighted average exercise price, ending balance		136.66	233.28
Minimum [Member]
Exercise price range per share, beginning balance		18.00	18.00
Exercise price range per share, granted		4.00	0.10
Exercise price range per share, converted		165.00	165.00
Exercise price range per share, ending balance		4.00	18.00
Maximum [Member]
Exercise price range per share, beginning balance		867.13	867.13
Exercise price range per share, granted		150.00	330.00
Exercise price range per share, converted		330.00	330.00
Exercise price range per share, ending balance		$ 867.13	$ 867.13
Common Stock [Member]
Number of series seed shares warrants, beginning balance	[1]	52	52
Number of series seed shares warrants, granted	[1]	727,973	21,000
Number of series seed shares warrants, forfeited	[1]
Number of series seed shares warrants, converted	[1]
Number of series seed shares warrants, exercised	[1]		(21,000)
Number of series seed shares warrants, ending balance	[1]	728,025	52
ABCD Warrants [Member]
Number of series seed shares warrants, beginning balance	[1]	79,372
Number of series seed shares warrants, granted	[1]		84,505
Number of series seed shares warrants, forfeited	[1]
Number of series seed shares warrants, converted	[1]	(66,044)	(5,133)
Number of series seed shares warrants, exercised	[1]
Number of series seed shares warrants, ending balance	[1]	13,328	79,372
Series Seed Preferred Warrants [Member]
Number of series seed shares warrants, beginning balance		4,165	4,165
Number of series seed shares warrants, granted	[1]
Number of series seed shares warrants, forfeited
Number of series seed shares warrants, converted	[1]
Number of series seed shares warrants, exercised
Number of series seed shares warrants, ending balance		4,165	4,165
Warrant [Member]
Exercise price range per share, exercised			$ 0.10

[1]	Only ordinary shares were adjusted in the February 5, 2024 reverse stock split.